JPMorgan Growth Advantage Fund Average Annual Total Returns - A C I Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 3000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%
RUSSELL 3000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.46%	18.25%	16.22%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	23.92%	17.69%	16.16%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.22%	15.88%	14.57%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.45%	13.94%	13.16%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	29.16%	18.37%	16.33%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	31.10%	19.26%	17.06%